INVESTMENTS IN AND ADVANCES TO AFFILIATES (Tables)	12 Months Ended
Mar. 31, 2013
Balance Sheet Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method

Related party transactions with the affiliates, accounted for by the equity method are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Kyocera’s investments in and advances to affiliates	¥1,184	¥2,756
Kyocera’s trade receivables from affiliates	1,048	127

Income Statement Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Kyocera’s equity in earnings of affiliates	¥83	¥(279)	¥(330)
Kyocera’s sales to affiliates	314	661	200